Acquisitions - Schedule of Fair Values of Identifiable Assets and Liabilities of Acquisitions (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consideration:
Cash		$ 17,000
Liabilities
Goodwill arising from acquisitions	$ 2,173,924	2,163,339	$ 2,116,696	$ 2,106,367
2020 Acquisitions
Consideration:
Cash		68,057
Holdbacks		5,260
Fair value of contingent consideration		14,766
Total consideration		88,083
Identifiable intangible assets		42,460
Assets
Accounts receivable		3,542
Other assets		2,936
Property and equipment		321
Identifiable intangible assets		42,460
Total assets		49,259
Liabilities
Total liabilities		4,569
Total identifiable net assets		44,690
Goodwill arising from acquisitions		$ 43,393
2020 Acquisitions | Client relationships [Member]
Consideration:
Weighted Average Useful Life		6 years
Identifiable intangible assets		$ 42,460
Assets
Identifiable intangible assets		$ 42,460
2019 Acquisitions
Consideration:
Cash			10,582
Holdbacks			915
Fair value of contingent consideration			2,519
Total consideration			14,016
Identifiable intangible assets			10,400
Assets
Accounts receivable			6,853
Other assets			1,390
Identifiable intangible assets			10,400
Total assets			18,643
Liabilities
Accounts payable			2,138
Accrued compensation and benefits			2,478
Deferred revenue			1,258
Long-term debt			1,009
Deferred income tax liabilities			2,334
Noncontrolling interest and other liabilities			2,761
Total liabilities			11,978
Total identifiable net assets			6,665
Goodwill arising from acquisitions			7,351
2019 Acquisitions | Client relationships [Member]
Consideration:
Weighted Average Useful Life		10 years
Identifiable intangible assets			7,562
Assets
Identifiable intangible assets			7,562
2019 Acquisitions | Trade names [Member]
Consideration:
Weighted Average Useful Life		5 years
Identifiable intangible assets			2,838
Assets
Identifiable intangible assets			$ 2,838
2021 Acquisitions
Consideration:
Cash	14,034
Holdbacks	1,443
Fair value of contingent consideration	2,692
Total consideration	18,169
Identifiable intangible assets	9,103
Assets
Accounts receivable	2,998
Property and equipment	87
Identifiable intangible assets	9,103
Total assets	12,188
Liabilities
Noncontrolling interest and other liabilities	1,804
Total liabilities	3,678
Total identifiable net assets	6,706
Goodwill arising from acquisitions	$ 11,463
2021 Acquisitions | Client relationships [Member]
Consideration:
Weighted Average Useful Life	8 years
Identifiable intangible assets	$ 8,102
Assets
Identifiable intangible assets	$ 8,102
2021 Acquisitions | Trade names [Member]
Consideration:
Weighted Average Useful Life	5 years
Identifiable intangible assets	$ 1,001
Assets
Identifiable intangible assets	$ 1,001